Risk Management - Schedule of Risk Exposures of Contingent Loans Explanatory (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Consolidated assets	$ 34,908,107	$ 31,735,260
Risk-Weighted Assets	24,960,183	23,361,809
Cash and deposits in banks [member]
Disclosure of financial assets [line items]
Consolidated assets	1,009,681	987,680
Cash items in process of collection [member]
Disclosure of financial assets [line items]
Consolidated assets	231,305	318,658
Risk-Weighted Assets	40,916	56,963
Trading investments [member]
Disclosure of financial assets [line items]
Consolidated assets	181,402	86,938
Risk-Weighted Assets	21,755	27,658
Investments under resale agreements [member]
Disclosure of financial assets [line items]
Consolidated assets	75,975	109,467
Risk-Weighted Assets	57,622	106,916
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Consolidated assets	1,674,743	1,315,165
Risk-Weighted Assets	1,215,171	1,040,274
Interbank loans [member]
Disclosure of financial assets [line items]
Consolidated assets	56,205	341,244
Risk-Weighted Assets	56,205	95,612
Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Consolidated assets	22,373,638	20,833,935
Risk-Weighted Assets	20,112,889	18,808,886
Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Consolidated assets	3,593,204	2,650,776
Risk-Weighted Assets	387,692	551,593
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Consolidated assets	115,682	198,910
Risk-Weighted Assets	52,527	198,910
Investments in other companies [member]
Disclosure of financial assets [line items]
Consolidated assets	14,938	10,555
Risk-Weighted Assets	14,938	10,555
Intangible assets 1 [member]
Disclosure of financial assets [line items]
Consolidated assets	1,617,745	1,613,807
Risk-Weighted Assets	423,414	435,572
Fixed assets [member]
Disclosure of financial assets [line items]
Consolidated assets	57,962	95,564
Risk-Weighted Assets	57,962	95,564
Right-of-use asset under lease agreements [Member]
Disclosure of financial assets [line items]
Consolidated assets	204,559
Risk-Weighted Assets	204,559
Current income taxes [member]
Disclosure of financial assets [line items]
Consolidated assets	85,516	123,129
Risk-Weighted Assets	8,552	12,313
Deferred income taxes [member]
Disclosure of financial assets [line items]
Consolidated assets	184,167	154,599
Risk-Weighted Assets	18,417	15,460
Other assets [member]
Disclosure of financial assets [line items]
Consolidated assets	783,447	561,435
Risk-Weighted Assets	698,801	505,495
Contingent loans [member]
Disclosure of financial assets [line items]
Consolidated assets	2,647,938	2,333,398
Risk-Weighted Assets	$ 1,588,763	$ 1,400,038